Credit risk - Schedule of Derivative Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Trading and other	£ 19,702	£ 24,017
Hedging	25	48
Total derivative financial instruments	19,727	24,065
Investment grade
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Trading and other	18,361	22,684
Hedging	24	39
Total derivative financial instruments	18,385	22,723
Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Trading and other	1,341	1,333
Hedging	1	9
Total derivative financial instruments	£ 1,342	£ 1,342